FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	June 30, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Investments in loans and securities	$—	$—	590,455	$590,455
Liabilities:
Warrant liability	$2,492	$1,343	$—	$3,835

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$909	490	$—	$1,400

Schedule Of Class Of Warrant Or Right Outstanding
The following tables summarize the Warrant liability activity for the three and six months ended June 30, 2023 and 2022 (in thousands):

Three Months Ended June 30, 2023
Balance as of March 31, 2023	$1,210
Change in fair value	2,625
Balance as of June 30, 2023	$3,835

Six Months Ended June 30, 2023
Balance as of December 31, 2022	$1,400
Change in fair value	2,435
Balance as of June 30, 2023	$3,835

Three Months Ended June 30, 2022
Balance as of March 31, 2022	$27,938
Assumed warrants in connection with the Merger(1)	5,594
Change in fair value	(6,878)
Reclassification	(20,575)
Balance as of June 30, 2022	$6,079

Six Months Ended June 30, 2022
Balance as of December 31, 2021	$27,469
Assumed warrants in connection with the Merger(1)	5,594
Change in fair value	(6,409)
Reclassification	(20,575)
Balance as of June 30, 2022	$6,079
(1) See Note 3 to the Company’s Annual Report on Form 20-F for additional information.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize the activity related to the fair value of the investments in loans and securities available for sale for the three and six months ended June 30, 2023 (in thousands):

Three Months Ended June 30, 2023
Balance as of March 31, 2023	$507,166
Additions	151,607
Cash received	(65,375)
Change in fair value	7,037
Credit-related impairment loss	(9,980)
Balance as of June 30, 2023	$590,455

Six Months Ended June 30, 2023
Balance as of December 31, 2022	$—
Transfer from held-to-maturity to available for sale at fair value	480,437
Additions	273,339
Cash received	(91,360)
Change in fair value	6,366
Credit-related impairment loss	(78,327)
Balance as of June 30, 2023	$590,455

Fair Value Measurement Inputs and Valuation Techniques	The following tables present quantitative information about the significant unobservable inputs used for our Level 3 fair value measurement of the loans and securities as of June 30, 2023:

	June 30, 2023
Unobservable Input	Minimum	Maximum	Weighted Average
Discount rate	6.0%	15.0%	14.8%
Loss rate	4.6%	23.9%	16.7%
Prepayment rate	7.8%	28.4%	12.0%

Fair Value Measurements, Nonrecurring
The below tables contain information about assets that are not measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 (in thousands):

	June 30, 2023
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and restricted cash	$331,368	$331,368	$—	$—	$331,368
Fees and other receivables	105,539		105,539		105,539
Total	$436,907	$331,368	$105,539	$—	$436,907

	December 31, 2022
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and restricted cash	$337,076	$337,076	$—	$—	$337,076
Investments in loans and securities, held-to-maturity	463,976	—	—	480,437	480,437
Fees and other receivables	97,993	—	97,993	—	97,993
Total	$899,045	$337,076	$97,993	$480,437	$915,506